Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2022
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities

Note 16: Securitizations and Variable Interest Entities
Involvement with Variable Interest Entities (VIEs)
In the normal course of business, we enter into various types of on- and off-balance sheet transactions with special purpose entities (SPEs), which are corporations, trusts, limited liability companies or partnerships that are established for a limited purpose. SPEs are often formed in connection with securitization transactions whereby financial assets are transferred to an SPE. SPEs formed in connection with securitization transactions are generally considered variable interest entities (VIEs). The VIE may alter the risk profile of the asset by entering into derivative transactions or obtaining credit support, and issues various forms of interests in those assets to investors. When we transfer financial assets from our consolidated balance sheet to a VIE in connection with a securitization, we typically receive cash and sometimes other interests in the VIE as proceeds for the assets we transfer. In certain transactions with VIEs, we may retain the right to service the transferred assets and repurchase the transferred assets if the outstanding balance of the assets falls below the level at which the cost to service the assets exceed the benefits. In addition, we may purchase the right to service loans transferred to a VIE by a third party.
In connection with our securitization or other VIE activities, we have various forms of ongoing involvement with VIEs, which may include:
•underwriting securities issued by VIEs and subsequently making markets in those securities;
•providing credit enhancement on securities issued by VIEs through the use of letters of credit or financial guarantees;
•entering into other derivative contracts with VIEs;
•holding senior or subordinated interests in VIEs;
•acting as servicer or investment manager for VIEs;
•providing administrative or trustee services to VIEs; and
•providing seller financing to VIEs.

Loan Sales and Securitization Activity
We periodically transfer consumer and commercial loans and other types of financial assets in securitization and whole loan sale transactions.

MORTGAGE LOANS SOLD TO U.S. GOVERNMENT SPONSORED ENTITIES AND TRANSACTIONS WITH GINNIE MAE In the normal course of business we sell originated and purchased residential and commercial mortgage loans to government-sponsored entities (GSEs). These loans are generally transferred into securitizations sponsored by the GSEs, which provide certain credit guarantees to investors and servicers. We also transfer mortgage loans into securitization pools pursuant to Government National Mortgage Association (GNMA) guidelines which are insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Mortgage loans eligible for securitization with the GSEs or GNMA are considered conforming loans. The GSEs or GNMA design the structure of these securitizations, sponsor the involved VIEs, and have power over the activities most significant to the VIE.
We account for loans transferred in conforming mortgage loan securitization transactions as sales and do not consolidate the VIEs as we are not the primary beneficiary. In exchange for the transfer of loans, we typically receive securities issued by the VIEs which we sell to third parties for cash or hold for investment purposes as HTM or AFS securities. We also retain servicing rights on the transferred loans. As a servicer, we retain the option to repurchase loans from GNMA loan securitization pools, which becomes exercisable when three scheduled loan payments remain unpaid by the borrower. During the years ended December 31, 2022, 2021 and 2020, we repurchased loans of $2.2 billion, $4.6 billion, and $30.3 billion, respectively, which predominantly represented repurchases of government insured loans. We recorded assets and related liabilities of $743 million and $107 million at December 31, 2022 and 2021, respectively, where we did not exercise our option to repurchase eligible loans.
Upon transfers of loans, we also provide indemnification for losses incurred due to material breaches of contractual representations and warranties as well as other recourse arrangements. At December 31, 2022 and 2021, our liability for these repurchase and recourse arrangements was $167 million and $173 million, respectively, and the maximum exposure to loss was $13.8 billion and $13.3 billion at December 31, 2022 and 2021, respectively.
Substantially all residential servicing activity is related to assets transferred to GSE and GNMA securitizations. See Note 6 (Mortgage Banking Activities) for additional information about residential and commercial servicing rights, advances and servicing fees.

NONCONFORMING MORTGAGE LOAN SECURITIZATIONS In the normal course of business, we sell nonconforming residential and commercial mortgage loans in securitization transactions that we design and sponsor. Nonconforming mortgage loan securitizations do not involve a government credit guarantee, and accordingly, beneficial interest holders are subject to credit risk of the underlying assets held by the securitization VIE. We typically originate the transferred loans, account for the transfers as sales and do not consolidate the VIE. We also typically retain the right to service the loans and may hold other beneficial interests issued by the VIEs, such as debt securities held for investment purposes. Our servicing role related to nonconforming commercial mortgage loan securitizations is limited to primary or master servicer and the most significant decisions impacting the performance of the VIE are generally made by the special servicer or the controlling class security holder. For our residential nonconforming mortgage loan securitizations accounted for as sales, we either do not hold variable interests that we consider potentially significant or are not the primary servicer for a majority of the VIE assets.

WHOLE LOAN SALE TRANSACTIONS We also sell whole loans to VIEs where we have continuing involvement in the form of financing. We account for these transfers as sales, and do not consolidate the VIEs as we do not have the power to direct the most significant activities of the VIEs.

Table 16.1 presents information about transfers of assets during the periods presented for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets, securities, and loans. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. Substantially all transfers were related to residential mortgage securitizations with the GSEs or GNMA and resulted in no gain or loss because the loans are measured at fair value on a recurring basis. Additionally, we may transfer certain government insured loans that we previously repurchased. These loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 16.1: Transfers with Continuing Involvement

	Year ended December 31,
	2022		2021		2020
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$75,582	13,735	157,063	18,247	177,441	11,744
Proceeds from transfer (1)	75,634	13,963	157,852	18,563	177,478	12,034
Net gains (losses) on sale	52	228	789	316	37	290

Continuing involvement (2):
Servicing rights recognized	$966	128	1,636	166	1,808	161
Securities recognized (3)	2,062	189	23,188	173	31,567	112
Loans recognized	—	—	926	—	—	—
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity, which predominantly relate to agency securities. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $19.0 billion, $40.7 billion, and $37.6 billion, during the years ended December 31, 2022, 2021 and 2020, respectively.
In the normal course of business, we purchase certain
non-agency securities at initial securitization or subsequently in the secondary market, which we hold for investment. We also provide seller financing in the form of loans. During the years ended December 31, 2022, 2021 and 2020, we received cash flows of $456 million, $686 million, and $198 million, respectively, related to principal and interest payments on these securities and loans, which exclude cash flows related to trading activities and to the sale of our student loan portfolio.
Table 16.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.

Table 16.2: Residential MSRs – Assumptions at Securitization Date

	Year ended December 31,
	2022	2021	2020
Prepayment rate (1)	12.4%	13.7	15.4
Discount rate	8.0	5.9	6.5
Cost to service ($ per loan)	$110	91	96
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
See Note 15 (Fair Values of Assets and Liabilities) and
Note 6 (Mortgage Banking Activities) for additional information on key assumptions for residential MSRs.

SALE OF STUDENT LOAN PORTFOLIO In the year ended December 31, 2021, we sold $9.5 billion of student loans, servicing-released. For the same period, we received $9.9 billion in proceeds from the sales and recognized $355 million of gains, which are included in other noninterest income on our consolidated statement of income. In connection with the sales, we provided $3.8 billion of collateralized loan financing to a third-party sponsored VIE, and received cash flows of $3.8 billion which fully repaid these loans. We do not consolidate the VIE as we do not have power over the significant activities of the entity.
RESECURITIZATION ACTIVITIES We enter into resecuritization transactions as part of our trading activities to accommodate the investment and risk management activities of our customers. In resecuritization transactions, we transfer trading debt securities to VIEs in exchange for new beneficial interests that are sold to third parties at or shortly after securitization settlement. This activity is performed for customers seeking a specific return or risk profile. Substantially all of our transactions involve the resecuritization of conforming mortgage-backed securities issued by the GSEs or guaranteed by GNMA. We do not consolidate the resecuritization VIEs as we share in the decision-making power with third parties and do not hold significant economic interests in the VIEs other than for market-making activities. We transferred $17.0 billion, $39.6 billion, and $77.2 billion of securities to resecuritization VIEs during the years ended December 31, 2022, 2021 and 2020, respectively. These amounts are not included in Table 16.1. Related total VIE assets were $112.0 billion and $117.7 billion at December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, we held $793 million and $817 million of securities, respectively, of which $428 million and $607 million related to resecuritizations transacted during the years ended December 31, 2022 and 2021, respectively.
Sold or Securitized Loans Serviced for Others
Table 16.3 presents information about loans that we sold or securitized in which we have ongoing involvement as servicer. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts. Table 16.3 excludes mortgage loans in GSE or GNMA securitizations of $704.5 billion and $736.8 billion at December 31, 2022 and 2021, respectively. Delinquent loans and foreclosed assets related to GSEs and GNMA were $4.6 billion and $10.3 billion at December 31, 2022 and 2021, respectively.
Table 16.3: Sold or Securitized Loans Serviced for Others

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	2022	2021
Commercial	$67,029	65,655	912	1,617	49	143
Residential	9,201	9,288	501	764	14	22
Total off-balance sheet sold or securitized loans	$76,230	74,943	1,413	2,381	63	165
(1)Includes $274 million and $403 million of commercial foreclosed assets and $25 million and $29 million of residential foreclosed assets at December 31, 2022 and 2021, respectively.
Transactions with Unconsolidated VIEs
MORTGAGE LOAN SECURITIZATIONS Table 16.4 includes nonconforming mortgage loan securitizations where we originate and transfer the loans to the unconsolidated securitization VIEs that we sponsor. For additional information about these VIEs, see the “Loan Sales and Securitization Activity” section within this Note. Nonconforming mortgage loan securitizations also include commercial mortgage loan securitizations sponsored by third parties where we did not originate or transfer the loans but serve as master servicer and invest in securities that could be potentially significant to the VIE.
Conforming loan securitization and resecuritization transactions involving the GSEs and GNMA are excluded from Table 16.4 because we are not the sponsor or we do not have power over the activities most significant to the VIEs. Additionally, due to the nature of the guarantees provided by the GSEs and the FHA and VA, our credit risk associated with these VIEs is limited. For additional information about conforming mortgage loan securitizations and resecuritizations, see the “Loan Sales and Securitization Activity” and “Resecuritization Activities” sections within this Note.

COMMERCIAL REAL ESTATE LOANS We may transfer purchased industrial development bonds and GSE credit enhancements to VIEs in exchange for beneficial interests. We may also acquire such beneficial interests in transactions where we do not act as a transferor. We own all of the beneficial interests and may also service the underlying mortgages that serve as collateral to the bonds. The GSEs have the power to direct the servicing and workout activities of the VIE in the event of a default, therefore we do not have control over the key decisions of the VIEs.

OTHER VIE STRUCTURES  We engage in various forms of structured finance arrangements with other VIEs, including asset-backed finance structures and other securitizations collateralized by asset classes other than mortgages. Collateral may include rental properties, asset-backed securities, student loans and mortgage loans. We may participate in structuring or marketing the arrangements as well as provide financing, service one or more of the underlying assets, or enter into derivatives with the VIEs. We may also receive fees for those services. We are not the primary beneficiary of these structures because we do not have power to direct the most significant activities of the VIEs.

Table 16.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 16.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to lending arrangements, liquidity agreements, and certain loss sharing obligations associated with loans originated, sold, and serviced under certain GSE programs.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.

Table 16.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2022
Nonconforming mortgage loan securitizations	$154,464	—	2,420	—	617	(13)	3,024
Commercial real estate loans	5,627	5,611	—	—	16	—	5,627
Other	2,174	292	1	43	21	—	357
Total	$162,265	5,903	2,421	43	654	(13)	9,008
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,420	—	617	13	3,050
Commercial real estate loans		5,611	—	—	16	705	6,332
Other		292	1	43	21	228	585
Total		$5,903	2,421	43	654	946	9,967
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2021
Nonconforming mortgage loan securitizations	$146,482	—	2,620	—	694	—	3,314
Commercial real estate loans	5,489	5,481	—	—	8	—	5,489
Other	3,196	531	3	62	49	(1)	644
Total	$155,167	6,012	2,623	62	751	(1)	9,447
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,620	—	694	27	3,341
Commercial real estate loans		5,481	—	—	8	710	6,199
Other		531	3	62	49	229	874
Total		$6,012	2,623	62	751	966	10,414
(1)Includes $172 million and $352 million of securities classified as trading at December 31, 2022 and 2021, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).
INVOLVEMENT WITH TAX CREDIT VIES In addition to the unconsolidated VIEs in Table 16.4, we may invest in or provide funding to affordable housing, renewable energy or similar projects that are designed to generate a return primarily through the realization of federal tax credits and other tax benefits. The projects are typically managed by third-party sponsors who have the power over the VIE’s assets, therefore, we do not consolidate the VIEs. The carrying value of our equity investments in tax credit VIEs was $18.7 billion and $17.0 billion at December 31, 2022 and 2021, respectively. We also had loans to tax credit VIEs with a carrying value of $2.0 billion and $1.9 billion at December 31, 2022 and 2021, respectively.
Our maximum exposure to loss for tax credit VIEs at December 31, 2022 and 2021, was $28.0 billion and $24.7 billion, respectively. Our maximum exposure to loss included total unfunded equity and lending commitments of $7.3 billion and $5.6 billion at December 31, 2022 and 2021, respectively. See Note 17 (Guarantees and Other Commitments) for additional information about unfunded capital commitments.
Our affordable housing equity investments qualify for the low-income housing tax credit (LIHTC). For these investments we are periodically required to provide additional financial support during the investment period, or at the discretion of project sponsors. A liability is recognized for unfunded commitments that are both legally binding and probable of funding. These commitments are predominantly funded within three years of initial investment. Our liability for affordable housing equity investment unfunded commitments was $4.8 billion at December 31, 2022, and $4.9 billion at December 31, 2021, and was included in long-term debt on our consolidated balance sheet.
Table 16.5 summarizes the amortization of our LIHTC investments and the related tax credits and other tax benefits that are recognized in income tax expense/(benefit) on our consolidated statement of income.
Table 16.5: LIHTC Investments

	Year ended December 31,
(in millions)	2022	2021	2020
Proportional amortization of investments	$1,549	1,545	1,407
Tax credits and other tax benefits	(1,834)	(1,783)	(1,639)
Net expense/(benefit) recognized within income tax expense	$(285)	(238)	(232)
Consolidated VIEs
We consolidate VIEs where we are the primary beneficiary. We are the primary beneficiary of the following structure types:

COMMERCIAL AND INDUSTRIAL LOANS AND LEASES We may securitize dealer floor plan loans in a revolving master trust entity. As servicer and residual interest holder, we control the key decisions of the trust and consolidate the entity. The total VIE assets held by the master trust represent a majority of the total VIE assets presented for this category in Table 16.6. In a separate transaction structure, we may provide the majority of debt and equity financing to an SPE that engages in lending and leasing to specific vendors and service the underlying collateral.

OTHER VIE STRUCTURES Other VIEs are predominantly related to municipal tender option bond (MTOB) transactions. MTOBs are vehicles to finance the purchase of municipal bonds through the issuance of short-term debt to investors. Our involvement with MTOBs includes serving as the residual interest holder, which provides control over the key decisions of the VIE, as well as the remarketing agent or liquidity provider related to the debt issued to investors. We may also securitize nonconforming mortgage loans, in which our involvement includes servicer of the underlying assets and holder of subordinate or senior securities issued by the VIE. During second quarter 2022, we purchased the outstanding mortgage loans from the VIEs and extinguished the related debt associated with such securitizations.

Table 16.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recorded on our consolidated balance sheet. “Total VIE assets” includes affiliate balances that are eliminated upon consolidation, and therefore in some instances will differ from the carrying value of assets.
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 16.6: Transactions with Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities	All other assets (1)	Long-term debt	All other liabilities (2)
December 31, 2022
Commercial and industrial loans and leases	$7,148	4,802	—	190	—	(129)
Other	72	—	71	1	—	(72)
Total consolidated VIEs	$7,220	4,802	71	191	—	(201)
December 31, 2021
Commercial and industrial loans and leases	$7,013	4,099	—	231	—	(188)
Other	516	377	71	3	(149)	(71)
Total consolidated VIEs	$7,529	4,476	71	234	(149)	(259)
(1)All other assets includes cash and due from banks, and other assets.
(2)All other liabilities includes short-term borrowings, and accrued expenses and other liabilities.
Other TransactionsIn addition to the transactions included in the previous tables, we have used wholly-owned trust preferred security VIEs to issue debt securities or preferred equity exclusively to third-party investors. As the sole assets of the VIEs are receivables from us, we do not consolidate the VIEs even though we own all of the voting equity shares of the VIEs, have fully guaranteed the obligations of the VIEs, and may have the right to redeem the third-party securities under certain circumstances. On our consolidated balance sheet, we reported the debt securities issued to the VIEs as long-term junior subordinated debt. See Note 10 (Long-Term Debt) for additional information about the trust preferred securities.